Quarterly Report
December 31, 2022
MFS®  Blended Research®
Core Equity Fund
UNE-Q1

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.7%
Aerospace & Defense – 2.2%
General Dynamics Corp.	64,955	$16,115,985
Honeywell International, Inc.	17,477	3,745,321
Textron, Inc.	18,807	1,331,536
		$21,192,842
Airlines – 0.2%
United Airlines Holdings, Inc. (a)	47,610	$1,794,897
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	4,164	$965,007
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	13,551	$1,585,602
Automotive – 1.7%
Aptiv PLC (a)	29,310	$2,729,640
General Motors Co.	49,493	1,664,945
Lear Corp.	37,579	4,660,548
LKQ Corp.	58,212	3,109,103
Tesla, Inc. (a)	38,657	4,761,769
		$16,926,005
Biotechnology – 1.5%
Biogen, Inc. (a)	41,095	$11,380,027
Gilead Sciences, Inc.	34,510	2,962,684
		$14,342,711
Broadcasting – 0.5%
Walt Disney Co. (a)	61,628	$5,354,241
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	34,413	$2,865,226
Raymond James Financial, Inc.	99,968	10,681,581
		$13,546,807
Business Services – 2.7%
Accenture PLC, “A”	53,944	$14,394,417
GoDaddy, Inc. (a)	147,867	11,063,409
PayPal Holdings, Inc. (a)	13,618	969,874
		$26,427,700
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	30,646	$10,392,059
Computer Software – 8.8%
Adobe Systems, Inc. (a)	47,365	$15,939,743
Atlassian Corp. (a)	40,086	5,158,267
Microsoft Corp.	257,437	61,738,541
Palo Alto Networks, Inc. (a)	19,451	2,714,193
		$85,550,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.3%
Apple, Inc.	434,584	$56,465,499
Seagate Technology Holdings PLC	34,663	1,823,621
ServiceNow, Inc. (a)	6,708	2,604,515
		$60,893,635
Construction – 0.3%
Sherwin-Williams Co.	10,982	$2,606,358
Consumer Products – 1.4%
Colgate-Palmolive Co.	162,946	$12,838,515
Procter & Gamble Co.	6,687	1,013,482
		$13,851,997
Consumer Services – 2.3%
Airbnb, Inc., “A” (a)	10,665	$911,857
Booking Holdings, Inc. (a)	7,788	15,695,001
Expedia Group, Inc. (a)	63,543	5,566,367
		$22,173,225
Electrical Equipment – 0.6%
TE Connectivity Ltd.	47,582	$5,462,414
Electronics – 5.9%
Applied Materials, Inc.	160,867	$15,665,228
Corning, Inc.	123,702	3,951,042
Intel Corp.	41,244	1,090,079
Lam Research Corp.	15,297	6,429,329
Micron Technology, Inc.	33,653	1,681,977
NVIDIA Corp.	7,199	1,052,062
NXP Semiconductors N.V.	63,039	9,962,053
Texas Instruments, Inc.	104,832	17,320,343
		$57,152,113
Energy - Independent – 2.7%
Marathon Petroleum Corp.	70,845	$8,245,650
Valero Energy Corp.	141,262	17,920,497
		$26,166,147
Energy - Integrated – 0.2%
Exxon Mobil Corp.	19,305	$2,129,341
Engineering - Construction – 0.2%
EMCOR Group, Inc.	11,592	$1,716,891
Entertainment – 0.1%
Live Nation Entertainment, Inc. (a)	22,275	$1,553,458
Food & Beverages – 3.1%
Archer Daniels Midland Co.	193,847	$17,998,694
Mondelez International, Inc.	49,815	3,320,170
PepsiCo, Inc.	33,353	6,025,553
Tyson Foods, Inc., “A”	46,472	2,892,882
		$30,237,299
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	140,967	$2,923,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	30,280	$4,508,389
Health Maintenance Organizations – 3.8%
Cigna Corp.	58,587	$19,412,217
Humana, Inc.	26,580	13,614,010
UnitedHealth Group, Inc.	7,888	4,182,060
		$37,208,287
Insurance – 5.5%
Ameriprise Financial, Inc.	30,592	$9,525,431
Berkshire Hathaway, Inc., “B” (a)	18,488	5,710,943
Equitable Holdings, Inc.	267,035	7,663,905
Everest Re Group Ltd.	30,878	10,228,955
Hartford Financial Services Group, Inc.	15,863	1,202,891
MetLife, Inc.	244,422	17,688,820
Reinsurance Group of America, Inc.	10,243	1,455,428
		$53,476,373
Internet – 5.2%
Alphabet, Inc., “A” (a)	231,208	$20,399,482
Alphabet, Inc., “C” (a)	251,616	22,325,888
Gartner, Inc. (a)	3,918	1,316,996
Meta Platforms, Inc., “A” (a)	55,817	6,717,018
		$50,759,384
Leisure & Toys – 1.3%
Brunswick Corp.	98,839	$7,124,315
Electronic Arts, Inc.	14,557	1,778,574
Polaris, Inc.	35,275	3,562,775
		$12,465,664
Machinery & Tools – 2.2%
Carrier Global Corp.	23,258	$959,393
Eaton Corp. PLC	40,716	6,390,376
Ingersoll Rand, Inc.	23,746	1,240,728
PACCAR, Inc.	55,570	5,499,763
Timken Co.	70,897	5,010,291
Wabtec Corp.	24,878	2,483,073
		$21,583,624
Major Banks – 4.4%
Bank of America Corp.	202,837	$6,717,961
JPMorgan Chase & Co.	172,827	23,176,101
Wells Fargo & Co.	305,209	12,602,080
		$42,496,142
Medical & Health Technology & Services – 1.6%
McKesson Corp.	36,961	$13,864,811
Veeva Systems, Inc. (a)	9,664	1,559,576
		$15,424,387
Medical Equipment – 2.2%
Abbott Laboratories	20,021	$2,198,106
Boston Scientific Corp. (a)	36,251	1,677,334
Hologic, Inc. (a)	16,176	1,210,127
Medtronic PLC	101,398	7,880,652
Thermo Fisher Scientific, Inc.	15,024	8,273,566
		$21,239,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc.	62,003	$9,297,970
Targa Resources Corp.	59,180	4,349,730
		$13,647,700
Network & Telecom – 0.5%
Equinix, Inc., REIT	7,346	$4,811,850
Oil Services – 0.1%
NOV, Inc.	60,324	$1,260,168
Other Banks & Diversified Financials – 3.2%
Mastercard, Inc., “A”	6,589	$2,291,193
SLM Corp.	726,823	12,065,262
Visa, Inc., “A”	79,231	16,461,032
		$30,817,487
Pharmaceuticals – 7.7%
Eli Lilly & Co.	27,219	$9,957,799
Johnson & Johnson	136,378	24,091,173
Merck & Co., Inc.	229,763	25,492,205
Pfizer, Inc.	84,883	4,349,405
Vertex Pharmaceuticals, Inc. (a)	38,515	11,122,362
		$75,012,944
Railroad & Shipping – 1.6%
CSX Corp.	498,630	$15,447,557
Real Estate – 2.9%
Extra Space Storage, Inc., REIT	47,934	$7,054,926
Host Hotels & Resorts, Inc., REIT	297,433	4,773,800
Life Storage, Inc., REIT	22,426	2,208,961
Simon Property Group, Inc., REIT	53,594	6,296,223
VICI Properties, Inc., REIT	247,305	8,012,682
		$28,346,592
Restaurants – 0.2%
Texas Roadhouse, Inc.	22,769	$2,070,841
Specialty Chemicals – 2.1%
Chemours Co.	311,038	$9,523,983
Linde PLC	22,188	7,237,282
Univar Solutions, Inc. (a)	104,380	3,319,284
		$20,080,549
Specialty Stores – 6.7%
Amazon.com, Inc. (a)	247,284	$20,771,856
Builders FirstSource, Inc. (a)	36,921	2,395,435
Home Depot, Inc.	37,890	11,967,935
O'Reilly Automotive, Inc. (a)	18,008	15,199,292
Wal-Mart Stores, Inc.	107,107	15,186,702
		$65,521,220
Telecommunications - Wireless – 0.1%
T-Mobile US, Inc. (a)	9,738	$1,363,320
Telephone Services – 0.3%
Lumen Technologies, Inc.	547,356	$2,857,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.0%
United Parcel Service, Inc., “B”	54,299	$9,439,338
Utilities - Electric Power – 2.4%
American Electric Power Co., Inc.	43,317	$4,112,949
Exelon Corp.	193,379	8,359,774
PG&E Corp. (a)	65,577	1,066,282
Vistra Corp.	428,715	9,946,188
		$23,485,193
Total Common Stocks		$978,269,141
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.02% (v)	15,134,156	$15,138,697

Other Assets, Less Liabilities – (2.3)%		(22,471,559)
Net Assets – 100.0%		$970,936,279
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,138,697 and $978,269,141, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$978,269,141	$—	$—	$978,269,141
Mutual Funds	15,138,697	—	—	15,138,697
Total	$993,407,838	$—	$—	$993,407,838
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,208,959	$36,531,648	$27,603,387	$927	$550	$15,138,697
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$80,194	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.